Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
BWX Technologies, Inc. ............... 570,010 $ 63,493,414
Curtiss-Wright Corp. .................. 236,545 83,942,724
Hexcel Corp. ....................... 253,121 15,870,686
Woodward, Inc. ..................... 371,878 61,887,937
225,194,761
Automobile Components — 0.2%
Gentex Corp. ...................... 579,590 16,651,621
Banks — 4.2%
Commerce Bancshares, Inc. ............ 434,991 27,104,289
Cullen/Frost Bankers, Inc. .............. 279,833 37,567,580
East West Bancorp, Inc. ............... 864,133 82,749,376
First Financial Bankshares, Inc. .......... 447,576 16,135,115
Glacier Bancorp, Inc. ................. 318,918 16,016,062
Home BancShares, Inc. ............... 439,077 12,425,879
International Bancshares Corp. .......... 237,371 14,992,353
Pinnacle Financial Partners, Inc. .......... 305,286 34,921,666
Synovus Financial Corp. ............... 433,834 22,225,316
UMB Financial Corp. ................. 160,149 18,074,416
Western Alliance Bancorp .............. 679,871 56,796,423
Wintrust Financial Corp. ............... 215,337 26,854,677
Zions Bancorp NA ................... 367,492 19,936,441
385,799,593
Beverages — 0.7%
Celsius Holdings, Inc.
(a) (b)
............... 626,541 16,503,090
Coca-Cola Consolidated, Inc. ............ 36,743 46,295,812
62,798,902
Biotechnology — 4.4%
(b)
Arrowhead Pharmaceuticals, Inc.
(a)
........ 303,009 5,696,569
Cytokinetics, Inc.
(a)
................... 366,797 17,254,131
Exelixis, Inc. ....................... 1,780,133 59,278,429
Halozyme Therapeutics, Inc.
(a)
........... 793,059 37,916,151
Neurocrine Biosciences, Inc. ............ 631,116 86,147,334
Roivant Sciences Ltd.
(a)
................ 2,676,155 31,658,914
Sarepta Therapeutics, Inc.
(a)
............ 595,416 72,396,631
United Therapeutics Corp. .............. 278,289 98,191,491
408,539,650
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 225,426 24,735,995
Building Products — 3.4%
AAON, Inc.
(a)
....................... 420,521 49,486,911
Advanced Drainage Systems, Inc. ........ 210,855 24,374,838
Carlisle Cos., Inc. ................... 281,756 103,922,883
Owens Corning ..................... 534,727 91,074,703
Simpson Manufacturing Co., Inc. ......... 173,370 28,749,947
Trex Co., Inc.
(a) (b)
.................... 328,117 22,649,917
320,259,199
Capital Markets — 5.6%
Affiliated Managers Group, Inc.
(a)
......... 77,449 14,321,869
Carlyle Group, Inc. (The) ............... 486,101 24,543,239
Evercore, Inc. , Class A ................ 220,689 61,172,784
Federated Hermes, Inc. , Class B ......... 297,053 12,211,849
Hamilton Lane, Inc. , Class A
(a)
........... 259,732 38,453,323
Houlihan Lokey, Inc. , Class A ............ 334,024 58,006,608
Interactive Brokers Group, Inc. , Class A ..... 678,689 119,903,986
Janus Henderson Group plc ............ 317,979 13,523,647
Jefferies Financial Group, Inc. ........... 536,339 42,048,978
Morningstar, Inc. .................... 168,410 56,713,751
SEI Investments Co. .................. 372,363 30,712,500
Security
Shares
Shares Value
Capital Markets (continued)
Stifel Financial Corp. ................. 452,986 $ 48,052,755
519,665,289
Chemicals — 1.3%
Axalta Coating Systems Ltd.
(b)
........... 733,246 25,091,678
Cabot Corp. ....................... 190,879 17,429,162
NewMarket Corp. .................... 21,106 11,151,355
RPM International, Inc. ................ 457,283 56,273,246
Scotts Miracle-Gro Co. (The) ............ 98,544 6,537,409
116,482,850
Commercial Services & Supplies — 3.0%
Brink's Co. (The) .................... 136,380 12,651,973
Clean Harbors, Inc.
(b)
................. 315,817 72,682,124
MSA Safety, Inc. .................... 122,838 20,362,855
RB Global, Inc.
(a)
.................... 1,149,536 103,699,643
Tetra Tech, Inc. ..................... 1,668,791 66,484,633
275,881,228
Communications Equipment — 0.7%
(a)(b)
Ciena Corp. ....................... 540,165 45,811,393
Lumentum Holdings, Inc. ............... 269,387 22,615,039
68,426,432
Construction & Engineering — 3.8%
AECOM .......................... 442,918 47,312,501
Comfort Systems USA, Inc. ............. 221,160 93,785,109
EMCOR Group, Inc. .................. 286,751 130,156,279
MasTec, Inc.
(b)
...................... 383,758 52,244,814
Valmont Industries, Inc. ................ 91,104 27,938,864
351,437,567
Construction Materials — 0.9%
(a)
Eagle Materials, Inc. .................. 208,992 51,570,866
Knife River Corp.
(b)
................... 352,892 35,867,943
87,438,809
Consumer Finance — 0.6%
FirstCash Holdings, Inc. ............... 155,729 16,133,524
SLM Corp. ........................ 1,323,541 36,503,261
52,636,785
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.
(b)
....... 388,440 34,707,114
Casey's General Stores, Inc. ............ 159,636 63,252,572
Sprouts Farmers Market, Inc.
(b)
........... 623,286 79,200,952
177,160,638
Containers & Packaging — 0.6%
AptarGroup, Inc. .................... 219,832 34,535,607
Graphic Packaging Holding Co. .......... 728,182 19,777,423
54,313,030
Diversified Consumer Services — 2.1%
Duolingo, Inc. , Class A
(b)
............... 236,228 76,592,204
Grand Canyon Education, Inc.
(b)
.......... 179,070 29,331,666
H&R Block, Inc. ..................... 854,265 45,139,363
Service Corp. International ............. 549,936 43,895,891
194,959,124
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc. ............ 348,647 10,117,736
Electric Utilities — 0.2%
IDACORP, Inc. ..................... 136,500 14,916,720

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.3%
Acuity Brands, Inc. ................... 190,511 $ 55,653,978
nVent Electric plc .................... 1,027,367 70,025,335
125,679,313
Electronic Equipment, Instruments & Components — 2.4%
Belden, Inc. ....................... 251,287 28,297,429
Cognex Corp. ...................... 428,770 15,375,692
Coherent Corp.
(b)
.................... 964,086 91,327,867
Crane NXT Co. ..................... 122,927 7,156,810
Fabrinet
(a) (b)
........................ 226,074 49,709,151
Novanta, Inc.
(a) (b)
.................... 136,340 20,828,662
Vontier Corp. ....................... 394,259 14,378,626
227,074,237
Energy Equipment & Services — 0.5%
ChampionX Corp. ................... 476,235 12,948,830
Valaris Ltd.
(a) (b)
...................... 406,647 17,990,063
Weatherford International plc ............ 217,949 15,611,687
46,550,580
Entertainment — 0.8%
TKO Group Holdings, Inc. , Class A
(b)
....... 414,789 58,945,665
Warner Music Group Corp. , Class A ....... 424,795 13,168,645
72,114,310
Financial Services — 1.9%
Equitable Holdings, Inc. ............... 961,724 45,364,521
Euronet Worldwide, Inc.
(b)
.............. 152,275 15,659,961
MGIC Investment Corp. ............... 756,093 17,926,965
Shift4 Payments, Inc. , Class A
(a) (b)
......... 428,017 44,419,604
Voya Financial, Inc. .................. 312,695 21,522,797
WEX, Inc.
(a) (b)
....................... 173,489 30,416,092
175,309,940
Food Products — 0.7%
Ingredion, Inc. ...................... 174,439 23,995,829
Lancaster Colony Corp. ............... 59,095 10,231,708
Pilgrim's Pride Corp.
(b)
................ 251,936 11,435,375
Post Holdings, Inc.
(b)
.................. 164,898 18,874,225
64,537,137
Ground Transportation — 1.5%
Ryder System, Inc. ................... 140,082 21,973,263
Saia, Inc.
(a) (b)
....................... 165,777 75,549,552
XPO, Inc.
(a) (b)
....................... 355,534 46,628,284
144,151,099
Health Care Equipment & Supplies — 2.2%
(b)
Globus Medical, Inc. , Class A ............ 708,972 58,639,074
Haemonetics Corp.
(a)
................. 182,054 14,214,776
Lantheus Holdings, Inc.
(a)
.............. 433,393 38,771,338
LivaNova plc ....................... 139,140 6,443,574
Masimo Corp.
(a)
..................... 277,007 45,789,257
Penumbra, Inc.
(a)
.................... 155,500 36,928,140
200,786,159
Health Care Providers & Services — 2.2%
Chemed Corp.
(a)
.................... 43,074 22,820,605
Encompass Health Corp. .............. 445,893 41,178,218
Ensign Group, Inc. (The) ............... 354,706 47,126,239
HealthEquity, Inc.
(b)
................... 544,327 52,228,176
Tenet Healthcare Corp.
(b)
............... 361,594 45,644,011
208,997,249
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc. ......... 672,394 25,450,113
Security
Shares
Shares Value
Health Care Technology — 0.5%
Doximity, Inc. , Class A
(b)
............... 798,727 $ 42,644,034
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. ............. 632,092 8,893,534
Hotels, Restaurants & Leisure — 5.2%
Boyd Gaming Corp.
(a)
................. 251,424 18,238,297
Choice Hotels International, Inc.
(a)
......... 138,964 19,730,109
Churchill Downs, Inc. ................. 458,138 61,179,748
Hilton Grand Vacations, Inc.
(b)
........... 387,785 15,104,226
Hyatt Hotels Corp. , Class A
(a)
............ 263,610 41,381,498
Light & Wonder, Inc. , Class A
(a) (b)
......... 550,461 47,548,821
Planet Fitness, Inc. , Class A
(b)
........... 524,734 51,880,451
Texas Roadhouse, Inc. ................ 415,856 75,032,898
Travel + Leisure Co. .................. 427,517 21,568,233
Vail Resorts, Inc. .................... 124,089 23,260,483
Wendy's Co. (The) ................... 481,565 7,849,509
Wingstop, Inc. ...................... 182,066 51,743,157
Wyndham Hotels & Resorts, Inc. ......... 484,892 48,872,265
483,389,695
Household Durables — 2.0%
KB Home ......................... 228,905 15,043,637
Tempur Sealy International, Inc. .......... 638,622 36,203,481
Toll Brothers, Inc. .................... 629,401 79,273,056
TopBuild Corp.
(a) (b)
................... 182,772 56,904,234
187,424,408
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. ............... 161,142 10,912,536
Industrial REITs — 0.5%
EastGroup Properties, Inc. ............. 144,988 23,269,124
First Industrial Realty Trust, Inc. .......... 444,792 22,297,423
45,566,547
Insurance — 3.4%
American Financial Group, Inc. .......... 197,810 27,086,123
Kinsale Capital Group, Inc.
(a)
............ 137,907 64,144,683
Primerica, Inc. ...................... 208,015 56,459,431
RenaissanceRe Holdings Ltd.
(a)
.......... 323,764 80,555,721
RLI Corp. ......................... 259,914 42,841,625
Ryan Specialty Holdings, Inc. , Class A ...... 663,211 42,551,618
313,639,201
IT Services — 0.3%
Kyndryl Holdings, Inc.
(b)
................ 810,205 28,033,093
Leisure Products — 0.1%
YETI Holdings, Inc.
(a) (b)
................ 222,656 8,574,483
Life Sciences Tools & Services — 1.8%
Bruker Corp. ....................... 316,476 18,551,823
Illumina, Inc.
(a) (b)
..................... 514,082 68,696,778
Medpace Holdings, Inc.
(b)
.............. 158,873 52,782,377
Repligen Corp.
(b)
.................... 136,087 19,588,363
Sotera Health Co.
(b)
.................. 439,714 6,015,287
165,634,628
Machinery — 5.0%
Chart Industries, Inc.
(a) (b)
............... 262,117 50,022,408
Crane Co. ......................... 160,531 24,360,579
Donaldson Co., Inc. .................. 425,231 28,639,308
Esab Corp. ........................ 354,191 42,481,669
Flowserve Corp. .................... 573,155 32,967,876
Graco, Inc. ........................ 515,732 43,471,050
ITT, Inc. .......................... 360,697 51,536,387
Lincoln Electric Holdings, Inc. ........... 200,483 37,584,548

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Mueller Industries, Inc. ................ 708,959 $ 56,262,986
RBC Bearings, Inc.
(b)
................. 194,705 58,244,054
Toro Co. (The) ...................... 269,354 21,575,256
Watts Water Technologies, Inc. , Class A ..... 86,817 17,649,896
464,796,017
Marine Transportation — 0.4%
Kirby Corp.
(b)
....................... 357,796 37,854,817
Media — 0.3%
New York Times Co. (The) , Class A ........ 548,951 28,572,899
Metals & Mining — 0.8%
Carpenter Technology Corp. ............ 310,703 52,729,406
Royal Gold, Inc. ..................... 184,242 24,292,308
77,021,714
Office REITs — 0.5%
COPT Defense Properties .............. 365,497 11,312,132
Vornado Realty Trust
(a)
................ 754,414 31,715,565
43,027,697
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp. ............... 1,052,856 15,887,597
CNX Resources Corp.
(b)
............... 930,286 34,113,588
DT Midstream, Inc. ................... 605,614 60,216,200
Matador Resources Co. ............... 462,377 26,013,330
Permian Resources Corp. , Class A ........ 3,966,851 57,043,317
Range Resources Corp. ............... 693,740 24,960,765
Viper Energy, Inc. , Class A ............. 641,653 31,485,913
249,720,710
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................ 389,662 40,349,500
Passenger Airlines — 0.8%
American Airlines Group, Inc.
(b)
........... 4,096,172 71,396,278
Personal Care Products — 0.8%
(b)
BellRing Brands, Inc. ................. 370,367 27,903,450
elf Beauty, Inc.
(a)
.................... 351,134 44,084,873
71,988,323
Professional Services — 2.4%
CACI International, Inc. , Class A
(b)
........ 83,794 33,857,804
ExlService Holdings, Inc.
(b)
............. 1,002,845 44,506,261
Exponent, Inc. ...................... 190,356 16,960,719
Genpact Ltd. ....................... 535,252 22,989,073
KBR, Inc. ......................... 348,133 20,167,345
Parsons Corp.
(b)
..................... 291,038 26,848,255
Paylocity Holding Corp.
(b)
.............. 271,046 54,065,546
219,395,003
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.
(b)
.............. 156,745 39,678,429
Residential REITs — 0.9%
American Homes 4 Rent , Class A ......... 750,821 28,095,722
Equity LifeStyle Properties, Inc. .......... 595,444 39,656,570
Independence Realty Trust, Inc. .......... 838,040 16,626,714
84,379,006
Retail REITs — 0.7%
Agree Realty Corp. .................. 263,360 18,553,712
Brixmor Property Group, Inc. ............ 1,016,002 28,285,496
Kite Realty Group Trust ................ 590,333 14,900,005
61,739,213
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.
(a) (b)
........... 310,231 $ 6,781,650
Cirrus Logic, Inc.
(b)
................... 201,663 20,081,602
Lattice Semiconductor Corp.
(a) (b)
.......... 420,928 23,845,571
MACOM Technology Solutions Holdings, Inc.
(b)
361,040 46,902,706
MKS Instruments, Inc. ................ 171,543 17,907,374
Onto Innovation, Inc.
(b)
................ 172,863 28,811,076
Power Integrations, Inc. ............... 120,832 7,455,334
Rambus, Inc.
(b)
..................... 664,328 35,116,378
Silicon Laboratories, Inc.
(a) (b)
............. 87,202 10,832,232
Universal Display Corp. ............... 126,278 18,461,844
216,195,767
Software — 5.6%
(b)
Altair Engineering, Inc. , Class A
(a)
......... 234,501 25,586,404
Appfolio, Inc. , Class A ................. 143,869 35,495,360
Aspen Technology, Inc. ................ 165,589 41,335,982
Blackbaud, Inc. ..................... 120,036 8,873,061
Commvault Systems, Inc.
(a)
............. 272,564 41,132,633
DocuSign, Inc. ...................... 1,265,217 113,793,617
Dropbox, Inc. , Class A ................ 845,479 25,398,189
Dynatrace, Inc. ..................... 1,860,574 101,122,197
Manhattan Associates, Inc. ............. 380,707 102,882,259
Qualys, Inc.
(a)
...................... 131,985 18,506,937
Teradata Corp. ..................... 209,338 6,520,879
520,647,518
Specialized REITs — 1.4%
CubeSmart ........................ 761,016 32,609,536
Gaming & Leisure Properties, Inc. ........ 735,408 35,417,249
Lamar Advertising Co. , Class A .......... 345,336 42,041,205
National Storage Affiliates Trust .......... 435,896 16,524,817
126,592,807
Specialty Retail — 6.1%
Abercrombie & Fitch Co. , Class A
(b)
........ 318,397 47,590,800
Burlington Stores, Inc.
(a) (b)
.............. 392,582 111,909,425
Chewy, Inc. , Class A
(b)
................ 1,026,927 34,391,785
Dick's Sporting Goods, Inc. ............. 216,331 49,505,186
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 374,314 37,319,106
GameStop Corp. , Class A
(a) (b)
............ 1,114,152 34,917,524
Murphy USA, Inc. ................... 114,859 57,630,503
RH
(b)
............................ 46,706 18,383,014
Valvoline, Inc.
(a) (b)
.................... 804,543 29,108,366
Williams-Sonoma, Inc. ................ 787,523 145,833,509
566,589,218
Technology Hardware, Storage & Peripherals — 1.3%
Pure Storage, Inc. , Class A
(a) (b)
........... 1,940,510 119,205,529
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.
(a) (b)
...................... 363,296 39,791,811
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc. ....... 239,658 57,390,901
Core & Main, Inc. , Class A
(a) (b)
........... 744,526 37,903,819
GATX Corp. ....................... 137,711 21,339,697
Watsco, Inc. ....................... 134,608 63,789,385
180,423,802
Total Long-Term Investments — 99 .3%
(Cost: $ 7,384,375,395 ) ............................ 9,212,144,283

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 277,064,981 $ 277,203,514
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 55,713,189 55,713,189
Total Short-Term Securities — 3 .6%
(Cost: $ 332,673,417 ) .............................. 332,916,703
Total Investments — 102 .9%
(Cost: $ 7,717,048,812 ) ............................ 9,545,060,986
Liabilities in Excess of Other Assets — (2.9) % ............. (273,073,051)
Net Assets — 100.0% ...............................
$ 9,271,987,935
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 472,685,493 $ — $ (195,503,377)
(a)
$ 66,753 $ (45,355) $ 277,203,514 277,064,981 $ 819,203
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 31,639,348 24,073,841
(a)
— — — 55,713,189 55,713,189 1,065,317 —
$ 66,753 $ (45,355) $ 332,916,703 $ 1,884,520 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 33 03/21/25 $ 10,384 $ (10,505)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 38,325,049 $ 480,250
(c)
$ 38,846,382 0 .4%
Monthly HSBC Bank plc
(d)
02/09/28 3,891,835 22,208
(e)
3,925,959 0 .0
Monthly
JPMorgan Chase
Bank NA
(f)
01/09/25 3,734,908 22,184
(g)
3,767,657 0 .0
$ 524,642 $ 46,539,998
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(41,083) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(11,916) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(10,565) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Financial Services
Equitable Holdings, Inc. ..... 823,540 $ 38,846,382 100 .0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 38,846,382
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Financial Services
Equitable Holdings, Inc. ..... 83,230 $ 3,925,959 100 .0
Net Value of Reference Entity — HSBC Bank plc $ 3,925,959
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date January 9, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Financial Services
Equitable Holdings, Inc. ..... 79,874 $ 3,767,657 100 .0
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 3,767,657

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,212,144,283 $ — $ — $ 9,212,144,283
Short-Term Securities
Money Market Funds ...................................... 332,916,703 — — 332,916,703
$ 9,545,060,986 $ — $ — $ 9,545,060,986
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 524,642 $ — $ 524,642
Liabilities
Equity contracts ........................................... (10,505) — — (10,505)
$ (10,505) $ 524,642 $ — $ 514,137
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
OTC Over-the-counter
REIT Real Estate Investment Trust